Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of Provision for Income Tax

The Company’s operating subsidiary, Metaverse incorporated in Hong Kong is subject to an income tax rate of 8.25% for first HK$2,000,000 assessable profits and 16.5% for the assessable profits thereafter.

	Years ended December 31,
Provision for income tax	2025	2024
Current
Hong Kong	$—	$151,155

Deferred
Hong Kong	(363,109)	(13,765)
Total	$(363,109)	$137,390

Schedule of Reconciliation of Income Tax Expenses to Prima Facie Tax Payable

Numerical reconciliation of income tax expenses to prima facie tax payable:

	Years ended December 31,
	2025	%	2024	%
(Loss) profit before income tax	$(2,609,287)		516,820

Tax effect at the Hong Kong profits tax rate of 16.5%	$(430,532)	16.5	85,275	16.5
Tax effect of preferential tax rate	—	—	(21,100)	(4.1)
Tax effect of non-assessable income	(787)	0.0	(153)	0.0
Tax effect of non-deductible expenses	68,210	(2.6)	73,560	14.2
Tax effect of tax rebate	—	—	(192)	0.0

Total	$(363,109)	13.9	137,390	26.6

Schedule of Deferred Tax Assets (Liabilities)

The components of deferred tax assets (liabilities) their movements were as follows:

	PPE and leasehold improvement	Intangible assets	Allowance of expected credit loss	Tax loss	Total
Balance as of January 1, 2024	$(942)	$(56,085)	$—	$—	$(57,027)

Charged to statement of operations	(86)	13,851	—	—	13,765

Balance as of December 31, 2024	$(1,028)	$(42,234)	$—	$—	$(43,262)

Charged to statement of operations	89,222	(138,351)	81,082	331,156	363,109
Foreign exchange alignment	151	(448)	142	582	427

Balance as of December 31, 2025	$88,345	(181,033)	$81,224	$331,738	320,274